Risk (Tables)	12 Months Ended
Dec. 31, 2022
Foreign exchange risk
Risk
Summary of exposure to foreign currency risk

	2022	2021
Cash and cash equivalents (Note 5)	14,143	154
Loans and financing	(654,514)	(654,864)

Summary of sensitivity analysis

The table below set forth the sensitivity analysis as of December 31, 2022, for cash and cash equivalents and financial investments of US$ 2,711 thousand and for US$ 118,079 thousand of convertible notes, both denominated in U.S. dollar:

	Base scenario	Scenario I	Scenario II
	Exchange rate: R$ 5.2171	Exchange rate: R$ 5.7388	Exchange rate: R$ 4.6954
Finance income (costs)	—	R$ 63,016	R$ (63,016)

Liquidity risk
Risk
Schedule of maturities of financial liabilities based on contractual undiscounted amounts

							More
	Less than	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	than 5
December 31, 2022	3 months	months	years	years	years	years	years	Total
Trade payables	182,748	—	—	—	—	—	—	182,748
Lease liabilities	9,080	25,249	23,735	18,189	550	102	—	76,905
Loans and financing	88,144	14,729	18,792	397,275	397,275	397,275	623,340	1,936,830
Derivative financial liabilities	838	2,855	—	—	—	—	110,154	113,847
Accounts payable to selling shareholders	447,492	613,254	326,792	3,400	265	—	—	1,391,203
	728,302	656,086	369,319	418,864	398,090	397,377	733,494	3,701,532

Interest rate risk
Risk
Summary of sensitivity analysis

December 31, 2022	Exposure	+10%	-10%
Cash equivalents	190,445	—	(19,045)
Financial investments	422,646	—	(5,769)
Accounts payable to selling shareholders	703,354	9,601	—
Related parties	3,956	54	—
Loans and financing	1,551,612	18,035	—

Summary of changes in liabilities arising from financing activities

	December	Cash		December	Cash		December	Cash		December
	31, 2019	flows	Other	31, 2020	flows	Other	31, 2021	flows	Other	31, 2022
Leases	25,857	(10,610)	19,973	35,220	(19,023)	26,921	43,118	(25,476)	59,263	76,905
Loans and financing	98,561	183,860	28,698	311,119	1,448,208	72,000	1,831,327	(95,580)	201,082	1,936,829
Total	124,418	173,250	48,671	346,339	1,429,185	98,921	1,874,445	(121,056)	260,345	2,013,734